Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 66		₨ 60
Employer contributions	16		8
Interest on plan assets	7		7
Re-measurements due to:
Return on plan assets excluding interest on plan assets	(3)		(3)
Benefits paid	(16)		(8)
Foreign exchange differences	0	[1]	2
Plan assets at the end of the year	₨ 70		₨ 66

[1]	Rounded to the nearest million.